Vanguard® Intermediate-Term Treasury Fund
Schedule of Investments (unaudited)
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (96.2%)
U.S. Government Securities (80.3%)
	United States Treasury Note/Bond	2.625%	7/31/2029	90,000	86,439
	United States Treasury Note/Bond	3.625%	8/31/2029	63,950	63,326
	United States Treasury Note/Bond	3.500%	9/30/2029	31,000	30,563
	United States Treasury Note/Bond	3.875%	9/30/2029	58,900	58,757
	United States Treasury Note/Bond	4.125%	10/31/2029	55,000	55,305
	United States Treasury Note/Bond	3.875%	11/30/2029	37,100	36,999
	United States Treasury Note/Bond	3.875%	12/31/2029	49,900	49,746
	United States Treasury Note/Bond	4.375%	12/31/2029	31,200	31,641
	United States Treasury Note/Bond	4.250%	1/31/2030	123,000	124,211
	United States Treasury Note/Bond	4.000%	2/28/2030	165,000	165,174
	United States Treasury Note/Bond	3.625%	3/31/2030	93,000	91,823
	United States Treasury Note/Bond	4.000%	3/31/2030	118,500	118,620
	United States Treasury Note/Bond	3.500%	4/30/2030	81,200	79,766
	United States Treasury Note/Bond	3.875%	4/30/2030	75,000	74,710
	United States Treasury Note/Bond	4.000%	5/31/2030	93,500	93,558
	United States Treasury Note/Bond	3.875%	6/30/2030	81,593	81,236
	United States Treasury Note/Bond	4.000%	7/31/2030	54,581	54,579
	United States Treasury Note/Bond	4.125%	8/31/2030	65,000	65,310
	United States Treasury Note/Bond	3.625%	9/30/2030	136,000	133,933
	United States Treasury Note/Bond	4.875%	10/31/2030	53,000	54,870
	United States Treasury Note/Bond	4.375%	11/30/2030	90,350	91,695
	United States Treasury Note/Bond	4.125%	3/31/2031	86,600	86,942
	United States Treasury Note/Bond	4.625%	4/30/2031	125,700	128,990
	United States Treasury Note/Bond	4.625%	5/31/2031	136,950	140,534
	United States Treasury Note/Bond	4.250%	6/30/2031	140,000	141,296
	United States Treasury Note/Bond	4.125%	7/31/2031	156,500	156,995
	United States Treasury Note/Bond	4.125%	10/31/2031	15,000	15,031
	United States Treasury Note/Bond	1.375%	11/15/2031	252,500	218,590
	United States Treasury Note/Bond	4.125%	11/30/2031	112,400	112,606
	United States Treasury Note/Bond	4.500%	12/31/2031	37,000	37,749
	United States Treasury Note/Bond	4.375%	1/31/2032	95,600	96,877
	United States Treasury Note/Bond	1.875%	2/15/2032	227,400	201,231
	United States Treasury Note/Bond	4.125%	3/31/2032	99,520	99,524
	United States Treasury Note/Bond	4.000%	4/30/2032	107,500	106,748
	United States Treasury Note/Bond	2.875%	5/15/2032	218,600	203,845
	United States Treasury Note/Bond	4.125%	5/31/2032	8,000	7,994
	United States Treasury Note/Bond	4.000%	6/30/2032	27,000	26,790
	United States Treasury Note/Bond	4.000%	7/31/2032	29,000	28,753
	United States Treasury Note/Bond	2.750%	8/15/2032	169,400	156,238
	United States Treasury Note/Bond	3.875%	9/30/2032	95,000	93,423
	United States Treasury Note/Bond	3.750%	10/31/2032	101,000	98,562
	United States Treasury Note/Bond	4.125%	11/15/2032	77,300	77,046
	United States Treasury Note/Bond	3.750%	11/30/2032	20,000	19,508
	United States Treasury Note/Bond	3.875%	12/31/2032	30,000	29,457
	United States Treasury Note/Bond	3.500%	2/15/2033	51,750	49,630
	United States Treasury Note/Bond	3.375%	5/15/2033	141,000	133,812
	United States Treasury Note/Bond	3.875%	8/15/2033	184,950	180,854
	United States Treasury Note/Bond	4.500%	11/15/2033	98,400	99,995
[1,2]	United States Treasury Note/Bond	4.000%	2/15/2034	183,450	180,225
	United States Treasury Note/Bond	4.375%	5/15/2034	164,600	165,603
	United States Treasury Note/Bond	3.875%	8/15/2034	211,500	205,229
	United States Treasury Note/Bond	4.250%	11/15/2034	176,100	175,178
	United States Treasury Note/Bond	4.625%	2/15/2035	157,700	160,983
	United States Treasury Note/Bond	4.250%	5/15/2035	197,000	195,476
	United States Treasury Note/Bond	4.250%	8/15/2035	166,000	164,522
	United States Treasury Note/Bond	4.000%	11/15/2035	116,000	112,561
					5,751,058

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Agency Bonds and Notes (5.0%)
[3]	Fannie Mae Principal Strip	0.000%	5/15/2030	56,411	47,858
[3]	Fannie Mae Principal Strip	0.000%	11/15/2030	6,000	4,983
	Federal Home Loan Banks	2.250%	3/4/2036	33,640	27,224
[3]	Federal Home Loan Mortgage Corp.	1.500%	7/27/2032	18,340	15,471
[3]	Freddie Mac Principal Strips	0.000%	3/15/2031	12,496	10,228
	Resolution Funding Corp. Principal Strip	0.000%	1/15/2030	98,500	84,640
	Resolution Funding Corp. Principal Strip	0.000%	4/15/2030	192,107	163,337
					353,741
Conventional Mortgage-Backed Securities (6.1%)
[3,4]	Fannie Mae Pool	1.290%	2/1/2031	1,405	1,233
[3,4]	Fannie Mae Pool	1.340%	9/1/2032	988	831
[3,4]	Fannie Mae Pool	1.350%	9/1/2032	7,507	6,335
[3,4,5]	Fannie Mae Pool	1.382%	12/1/2030	8,280	7,315
[3,4]	Fannie Mae Pool	1.520%	9/1/2031	2,800	2,442
[3,4]	Fannie Mae Pool	1.570%	10/1/2031	2,900	2,514
[3,4]	Fannie Mae Pool	1.600%	1/1/2033	1,546	1,317
[3,4]	Fannie Mae Pool	1.620%	10/1/2031	1,800	1,573
[3,4]	Fannie Mae Pool	1.680%	10/1/2031	5,734	5,029
[3,4]	Fannie Mae Pool	1.895%	5/1/2030	4,514	4,140
[3,4]	Fannie Mae Pool	1.910%	10/1/2031–9/1/2033	6,958	5,916
[3,4]	Fannie Mae Pool	1.930%	1/1/2032–2/1/2032	1,969	1,732
[3,4]	Fannie Mae Pool	1.940%	11/1/2031	7,570	6,672
[3,4]	Fannie Mae Pool	2.000%	5/1/2031	3,200	2,882
[3,4]	Fannie Mae Pool	2.020%	5/1/2033	810	704
[3,4]	Fannie Mae Pool	2.030%	1/1/2032	6,370	5,673
[3,4]	Fannie Mae Pool	2.140%	10/1/2029	11,306	10,609
[3,4]	Fannie Mae Pool	2.170%	2/1/2032	4,857	4,364
[3,4]	Fannie Mae Pool	2.290%	10/1/2029	3,100	2,910
[3,4]	Fannie Mae Pool	2.350%	3/1/2030	3,000	2,804
[3,4]	Fannie Mae Pool	2.370%	12/1/2029	2,500	2,347
[3,4]	Fannie Mae Pool	2.430%	1/1/2030	400	375
[3,4]	Fannie Mae Pool	2.500%	11/1/2029	1,034	978
[3,4]	Fannie Mae Pool	2.530%	3/1/2032	2,800	2,536
[3,4]	Fannie Mae Pool	2.550%	12/1/2029	1,462	1,381
[3,4]	Fannie Mae Pool	2.580%	4/1/2032	2,100	1,905
[3,4]	Fannie Mae Pool	2.610%	4/1/2032	1,500	1,363
[3,4]	Fannie Mae Pool	2.640%	9/1/2032	1,000	904
[3,4]	Fannie Mae Pool	2.680%	4/1/2032	4,500	4,095
[3,4]	Fannie Mae Pool	2.760%	9/1/2031	2,135	1,988
[3,4]	Fannie Mae Pool	2.850%	9/1/2031	1,026	959
[3,4]	Fannie Mae Pool	2.870%	4/1/2035	1,572	1,476
[3,4,5]	Fannie Mae Pool	2.881%	11/1/2029	40,305	38,793
[3,4]	Fannie Mae Pool	3.010%	4/1/2032	1,378	1,287
[3,4]	Fannie Mae Pool	3.120%	10/1/2032–11/1/2032	4,456	4,144
[3,4]	Fannie Mae Pool	3.320%	7/1/2029	1,300	1,265
[3,4]	Fannie Mae Pool	3.410%	9/1/2032	842	798
[3,4]	Fannie Mae Pool	3.460%	7/1/2032–1/1/2043	10,482	9,871
[3,4]	Fannie Mae Pool	3.470%	9/1/2032	4,700	4,454
[3,4]	Fannie Mae Pool	3.480%	3/1/2037	3,171	2,916
[3,4]	Fannie Mae Pool	3.570%	5/1/2031	1,000	967
[3,4]	Fannie Mae Pool	3.670%	9/1/2032	1,700	1,630
[3,4]	Fannie Mae Pool	3.720%	8/1/2032	1,597	1,540
[3,4]	Fannie Mae Pool	3.730%	4/1/2032	260	251
[3,4]	Fannie Mae Pool	3.760%	7/1/2033	434	418
[3,4]	Fannie Mae Pool	3.820%	9/1/2032–1/1/2033	8,417	8,126
[3,4,5]	Fannie Mae Pool	3.836%	4/1/2056	1,260	1,232
[3,4]	Fannie Mae Pool	4.040%	8/1/2030	2,363	2,337
[3,4,5]	Fannie Mae Pool	4.304%	2/1/2056	15,042	14,807
[3,4]	Fannie Mae Pool	4.430%	12/1/2030	2,290	2,292
[3,4]	Fannie Mae Pool	4.490%	3/1/2031	5,450	5,459
[3,4]	Fannie Mae Pool	4.560%	2/1/2033	478	475
[3,4,5]	Fannie Mae Pool	4.593%	3/1/2056	3,845	3,839
[3,4,5]	Fannie Mae Pool	4.633%	3/1/2056	2,337	2,337
[3,4,5]	Fannie Mae Pool	4.637%	3/1/2056	7,191	7,193
[3,4,5]	Fannie Mae Pool	4.638%	11/1/2055	4,547	4,527
[3,4,5]	Fannie Mae Pool	4.665%	4/1/2056	1,930	1,932
[3,4]	Fannie Mae Pool	4.670%	8/1/2029	98	97
[3,4]	Fannie Mae Pool	4.680%	4/1/2031	9,450	9,498

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,5]	Fannie Mae Pool	4.713%	1/1/2056	4,490	4,502
[3,4,5]	Fannie Mae Pool	4.737%	5/1/2056	13,650	13,637
[3,4]	Fannie Mae Pool	4.740%	7/1/2030	3,720	3,740
[3,4,5]	Fannie Mae Pool	4.901%	4/1/2056	1,760	1,764
[3,4,5]	Fannie Mae Pool	4.920%	4/1/2056	2,260	2,264
[3,4,5]	Fannie Mae Pool	4.980%	3/1/2056	5,543	5,569
[3,4,5]	Fannie Mae Pool	4.996%	12/1/2055	26,466	26,609
[3,4,5]	Fannie Mae Pool	4.999%	8/1/2055	3,270	3,302
[3,4,5]	Fannie Mae Pool	5.025%	4/1/2056	1,190	1,189
[3,4,5]	Fannie Mae Pool	5.041%	3/1/2056	4,106	4,140
[3,4,5]	Fannie Mae Pool	5.047%	4/1/2056	2,780	2,797
[3,4,5]	Fannie Mae Pool	5.048%	12/1/2055	9,907	9,979
[3,4,5]	Fannie Mae Pool	5.058%	1/1/2056	4,323	4,352
[3,4,5]	Fannie Mae Pool	5.084%	5/1/2056	1,420	1,430
[3,4,5]	Fannie Mae Pool	5.093%	10/1/2055	4,878	4,929
[3,4,5]	Fannie Mae Pool	5.151%	6/1/2053	2,590	2,623
[3,4,5]	Freddie Mac Non Gold Pool	4.608%	5/1/2056	4,900	4,852
[3,4,5]	Freddie Mac Non Gold Pool	4.624%	3/1/2056	8,809	8,784
[3,4,5]	Freddie Mac Non Gold Pool	4.627%	1/1/2056	3,099	3,075
[3,4,5]	Freddie Mac Non Gold Pool	4.676%	5/1/2056	1,320	1,303
[3,4,5]	Freddie Mac Non Gold Pool	4.792%	4/1/2056	1,519	1,514
[3,4,5]	Freddie Mac Non Gold Pool	4.968%	2/1/2056	17,307	17,349
[3,4,5]	Freddie Mac Non Gold Pool	5.137%	1/1/2056	5,174	5,216
[3,4,5]	Freddie Mac Non Gold Pool	5.153%	8/1/2055	4,290	4,321
[3,4]	Freddie Mac Pool	1.570%	10/1/2032	1,400	1,191
[3,4]	Freddie Mac Pool	1.590%	7/1/2031	2,812	2,474
[3,4]	Freddie Mac Pool	2.060%	4/1/2033	2,500	2,165
[3,4]	Freddie Mac Pool	3.870%	10/1/2032	6,700	6,513
[3,4]	Freddie Mac Pool	4.550%	11/1/2029	4,410	4,415
[3,4]	Freddie Mac Pool	4.650%	1/1/2030	7,240	7,275
[3,4]	Freddie Mac Pool	4.850%	12/1/2029	2,860	2,884
[4,5]	Ginnie Mae II Pool	4.000%	11/20/2055–1/20/2056	4,725	4,635
[4,5]	Ginnie Mae II Pool	4.500%	1/20/2056	22,597	22,497
[4,5]	Ginnie Mae II Pool	5.000%	11/20/2055–2/20/2056	16,032	16,146
					439,222
Nonconventional Mortgage-Backed Securities (4.8%)
[3,4]	Fannie Mae REMICS	1.250%	11/25/2051	7,200	6,116
[3,4]	Fannie Mae REMICS	1.500%	1/25/2051	3,021	2,396
[3,4]	Fannie Mae REMICS	1.750%	9/25/2049	25,042	21,427
[3,4]	Fannie Mae REMICS	2.000%	3/25/2050–2/25/2052	6,749	6,045
[3,4]	Fannie Mae REMICS	2.500%	12/25/2044–11/25/2049	18,795	16,732
[3,4]	Fannie Mae REMICS	3.000%	7/25/2042–10/25/2049	9,793	8,369
[3,4]	Fannie Mae REMICS	3.500%	7/25/2042	6,621	6,153
[3,4]	Fannie Mae REMICS	4.500%	1/25/2042–8/25/2054	16,061	15,914
[3,4]	Freddie Mac REMICS	0.750%	10/25/2044–1/25/2051	13,234	10,257
[3,4]	Freddie Mac REMICS	1.000%	12/15/2044–10/25/2051	31,900	25,836
[3,4]	Freddie Mac REMICS	1.250%	10/25/2050	724	578
[3,4]	Freddie Mac REMICS	1.500%	9/25/2050–9/25/2051	18,299	15,271
[3,4]	Freddie Mac REMICS	1.750%	5/25/2051	4,639	3,812
[3,4]	Freddie Mac REMICS	2.000%	7/25/2050	11,285	9,941
[3,4]	Freddie Mac REMICS	2.250%	8/25/2049	16,294	14,396
[3,4]	Freddie Mac REMICS	2.500%	2/15/2043–12/25/2048	11,346	10,282
[3,4]	Freddie Mac REMICS	3.000%	1/25/2051	16,678	14,853
[3,4]	Freddie Mac REMICS	3.500%	6/15/2042–1/25/2051	16,474	15,478
[3,4]	Freddie Mac REMICS	4.000%	10/15/2040–10/15/2047	31,297	30,037
[3,4]	Freddie Mac REMICS	4.500%	10/15/2041	3,434	3,376
[4]	Ginnie Mae REMICS	1.250%	4/20/2051	2,218	1,754
[4]	Ginnie Mae REMICS	1.375%	8/20/2050	10,536	8,284
[4]	Ginnie Mae REMICS	1.500%	4/20/2051	417	333
[4]	Ginnie Mae REMICS	2.500%	11/20/2049–7/20/2050	19,780	17,335
[4]	Ginnie Mae REMICS	3.500%	8/16/2045–5/20/2048	32,669	30,878
[4]	Ginnie Mae REMICS	4.000%	8/20/2041–7/20/2051	29,500	27,568
[4]	Ginnie Mae REMICS	4.500%	5/20/2039	8,188	8,127
[4]	Ginnie Mae REMICS	5.000%	12/20/2053	13,482	13,005
					344,553
Total U.S. Government and Agency Obligations (Cost $6,908,915)					6,888,574
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
[3,4]	Fannie Mae-Aces Class 2A Series 2020-M26	2.065%	9/25/2029	7,250	6,791

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,5]	Fannie Mae-Aces Class A2 Series 2019-M12		2.885%	6/25/2029	3,142	3,027
[3,4]	Fannie Mae-Aces Class A2 Series 2019-M18		2.469%	8/25/2029	1,392	1,323
[3,4]	Fannie Mae-Aces Class A2 Series 2019-M22		2.522%	8/25/2029	1,683	1,599
[3,4,5]	Fannie Mae-Aces Class A2 Series 2019-M25		2.330%	11/25/2029	1,904	1,793
[3,4]	Fannie Mae-Aces Class A2 Series 2020-M46		1.323%	5/25/2030	3,973	3,595
[3,4]	Fannie Mae-Aces Class A2 Series 2020-M5		2.210%	1/25/2030	8,246	7,707
[3,4,5]	Fannie Mae-Aces Class A2 Series 2020-M52		1.367%	10/25/2030	2,669	2,374
[3,4]	Fannie Mae-Aces Class A2 Series 2020-M8		1.821%	2/25/2030	8,735	8,031
[3,4,5]	Fannie Mae-Aces Class A2 Series 2022-M3		1.764%	11/25/2031	6,000	5,219
[3,4,5]	Fannie Mae-Aces Class A2 Series 2025-M5		1.843%	11/25/2031	20,200	17,756
[3,4,5]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K547		4.421%	5/25/2030	2,800	2,813
[3,4]	Federal National Mortgage Association-ACES Class Commercial MBS Series FNA 2022-M2 A2		2.399%	11/25/2031	8,500	7,717
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117		1.406%	8/25/2030	12,000	10,679
[3,4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K544		4.266%	7/25/2030	200	200
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $81,171)						80,624
					Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[6]	Vanguard Market Liquidity Fund (Cost $26,825)		3.685%		268,278	26,825
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.270% Annually	WFB	7/16/2026	3.270%	74,570	66
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/2030	3.350%	38,400	772
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.018% Annually	NGFP	4/17/2028	4.018%	10,205	327
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.690% Annually	WFB	7/16/2026	3.690%	8,350	15
						1,180
Put Swaptions
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.600% Annually	JPMC	1/20/2028	3.600%	40,400	379
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	WFB	1/21/2027	3.500%	38,300	304
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.450% Annually	JPMC	2/5/2027	3.450%	37,840	328
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	BNPSW	5/13/2026	3.500%	31,490	325
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.798% Annually	MSBNA	10/15/2026	3.798%	12,830	119
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.018% Annually	NGFP	4/17/2028	4.018%	10,205	396
						1,851
Total Options Purchased (Cost $3,162)						3,031
Total Investments (97.7%) (Cost $7,020,073)						6,999,054
Other Assets and Liabilities—Net (2.3%)						165,853
Net Assets (100%)						7,164,907
Cost is in $000.
1	Securities with a value of $6,408 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $10,572 have been segregated as initial margin for open futures contracts.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BNPSW—BNP Paribas.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
NGFP—Nomura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.870% Annually	WFB	7/16/2026	2.870%	74,570	(22)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	32,300	(925)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.170% Annually	NGFP	4/17/2028	4.170%	4,940	(312)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.090% Annually	WFB	7/16/2026	4.090%	8,350	(103)
					(1,362)

Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	JPMC	2/5/2027	3.750%	75,680	(424)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	JPMC	1/20/2028	3.850%	40,400	(295)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.100% Annually	JPMC	1/20/2028	4.100%	40,400	(228)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	WFB	1/21/2027	3.750%	76,600	(416)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.700% Annually	BNPSW	5/13/2026	3.700%	31,490	(102)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.800% Annually	BNPSW	5/13/2026	3.800%	31,490	(44)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.873% Annually	MSBNA	4/15/2027	3.873%	9,370	(122)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.170% Annually	NGFP	4/17/2028	4.170%	4,940	(362)
					(1,993)
Total Options Written (Premiums Received $3,653)					(3,355)
BNPSW—BNP Paribas.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
NGFP—Nomura Global Financial Products Inc.
SOFR—Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	195	40,389	(63)
5-Year U.S. Treasury Note	June 2026	1,753	189,036	(694)
10-Year U.S. Treasury Note	June 2026	1,676	185,355	(1,756)
Ultra 10-Year U.S. Treasury Note	June 2026	2,096	236,553	(1,674)
				(4,187)

Short Futures Contracts
Long U.S. Treasury Bond	June 2026	(305)	(34,417)	287
Ultra Long U.S. Treasury Bond	June 2026	(7)	(805)	8
				295
				(3,892)

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
3/15/2028	7/6/2026[1]	221,700	0.000[2]	(3.157)[3]	2,014	1,962
3/15/2028	7/6/2026[1]	44,800	3.598[3]	(0.000)[2]	(86)	(86)

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
3/15/2028	7/6/2026[1]	21,500	3.724[3]	(0.000)[2]	1	1
8/30/2030	7/6/2026[1]	95,392	0.000[2]	(3.252)[3]	1,605	1,650
8/30/2030	7/6/2026[1]	18,800	0.000[2]	(3.574)[3]	85	85
4/10/2031	N/A	3,225	3.650[2]	(3.617)[3]	14	14
4/10/2031	N/A	3,225	3.669[3]	(3.650)[2]	(7)	(7)
5/15/2031	5/15/2026[1]	4,620	3.624[3]	(0.000)[2]	(20)	(20)
11/15/2035	6/30/2026[1]	18,940	0.000[2]	(3.572)[3]	521	517
11/15/2035	6/30/2026[1]	9,200	0.000[2]	(3.682)[3]	174	174
11/15/2035	6/30/2026[1]	9,200	0.000[2]	(3.833)[3]	65	65
11/15/2035	6/30/2026[1]	9,200	0.000[2]	(3.837)[3]	63	63
11/15/2035	6/30/2026[1]	4,600	0.000[2]	(3.926)[3]	4	4
10/18/2040	10/18/2030[1]	15,400	0.000[2]	(4.100)[3]	290	290
1/22/2041	1/22/2031[1]	2,710	4.517[3]	(0.000)[2]	22	22
10/18/2045	10/18/2035[1]	17,100	4.358[3]	(0.000)[2]	(287)	(287)
1/22/2046	1/22/2036[1]	3,340	0.000[2]	(4.781)[3]	(20)	(20)
					4,438	4,427
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
3	Interest payment received/(paid) annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
C.	Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
D.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,888,574	—	6,888,574
Asset-Backed/Commercial Mortgage-Backed Securities	—	80,624	—	80,624
Temporary Cash Investments	26,825	—	—	26,825
Options Purchased	—	3,031	—	3,031
Total	26,825	6,972,229	—	6,999,054
Derivative Financial Instruments
Assets
Futures Contracts[1]	295	—	—	295
Swap Contracts[1]	—	4,847	—	4,847
Total	295	4,847	—	5,142
Liabilities
Options Written	—	(3,355)	—	(3,355)
Futures Contracts[1]	(4,187)	—	—	(4,187)
Swap Contracts[1]	—	(420)	—	(420)
Total	(4,187)	(3,775)	—	(7,962)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.